UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05871
                                                     ---------

                     CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JUNE 30
                                                 -------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2006.

      ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                   5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                          BEGINNING        ENDING            EXPENSES
                          ACCOUNT          ACCOUNT           PAID DURING
                          VALUE            VALUE             6 MONTHS ENDED
                          (7/1/06)         (12/31/06)        DECEMBER 31, 2006
--------------------------------------------------------------------------------
Actual                    $1,000.00        $1,014.40         $3.89
--------------------------------------------------------------------------------
Hypothetical               1,000.00         1,021.35          3.90

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2006 is as follows:

EXPENSE RATIO
-------------
    0.76%

--------------------------------------------------------------------------------


                   6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--104.6%
------------------------------------------------------------------------------------------------------------------
CALIFORNIA--96.5%
Alameda, CA Transportation Corridor Agency RB, MSTFC
Series 2006-1513, 3.92% 1,2                                                         $ 2,255,000      $  2,255,000
------------------------------------------------------------------------------------------------------------------
Alameda, CA Transportation Corridor Agency RB, MSTFC
Series 2006-1514, 3.92% 1,2                                                           4,895,000         4,895,000
------------------------------------------------------------------------------------------------------------------
CA Coast Community College District GOUN, PTTR, Series 1417, 3.94% 1,2                1,650,000         1,650,000
------------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series B-3, 3.75% 2                      2,570,000         2,570,000
------------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C-15, 1.39% 2                     1,000,000         1,000,000
------------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C-9, 3.75% 2                      5,500,000         5,500,000
------------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C-5, 3.84% 2                      2,700,000         2,700,000
------------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RRB, Subseries 2005 F-2, 3.83% 2             1,100,000         1,100,000
------------------------------------------------------------------------------------------------------------------
CA Economic Recovery RB, Series C-8, 3.75% 2                                          1,150,000         1,150,000
------------------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Applied Aerospace Structure Corp., Series 1998, 3.85% 2                800,000           800,000
------------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PZP-010, 3.98% 1,2                                            500,000           500,000
------------------------------------------------------------------------------------------------------------------
CA GOUN, Series 2003 C-4, 3.79% 2                                                     5,000,000         4,999,800
------------------------------------------------------------------------------------------------------------------
CA HFA RB, Home Mtg., Series M, 3.92% 2                                               2,300,000         2,300,000
------------------------------------------------------------------------------------------------------------------
CA HFFAU RB, Adventist Health System, Series B, 3.89% 2                               1,100,000         1,100,000
------------------------------------------------------------------------------------------------------------------
CA HFFAU RB, Catholic Health Facilities, Series K, 3.80% 2                            1,000,000         1,000,000
------------------------------------------------------------------------------------------------------------------
CA I&E Development Bank RB, Starter & Alternator Project, Series 199, 3.95% 2         3,900,000         3,900,000
------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Cheese & Protein International Project, Series A, 4.02% 2           10,000,000        10,000,000
------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery Project, Series A, 3.99% 2                       3,075,000         3,075,000
------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Marin San Services Project, Series A, 3.99% 2                        1,500,000         1,500,000
------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Penas Disposal, Inc. Project, Series A, 3.99% 2                      1,345,000         1,345,000
------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, 3.99% 2                            2,960,000         2,960,000
------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project, Series 2004, 4.02% 2             2,500,000         2,500,000
------------------------------------------------------------------------------------------------------------------
CA RB P-Floats, Series PZP-005, 4.01% 1,2                                             2,000,000         2,000,000
------------------------------------------------------------------------------------------------------------------
CA RB, MSTFC Series 2006-1544P, 3.94% 1,2                                             4,000,000         4,000,000
------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-002, 3.98% 1,2                                            4,000,000         4,000,000
------------------------------------------------------------------------------------------------------------------
CA Reset Option Certificates Trust II GOUN, William S. Hart USD,
Series 648WFZ, 3.96% 1,2                                                              2,830,000         2,830,000
------------------------------------------------------------------------------------------------------------------
CA SCDAU RB, North Peninsula Jewish, 3.92% 2                                            500,000           500,000
------------------------------------------------------------------------------------------------------------------
CA SCDAU RB, P-Floats, Series PT-3708, 4% 1,2                                         1,000,000         1,000,000
------------------------------------------------------------------------------------------------------------------
CA SCDAU RB, SWEEP Loan Program, Series A, 3.85%, 1/3/07                              5,000,000         5,000,000
------------------------------------------------------------------------------------------------------------------
CA Statewide FAU TS RB, P-Floats, Series PA-1287, 3.96% 1,2                           3,150,000         3,150,000
------------------------------------------------------------------------------------------------------------------
CA Turlock Irrigation District RB, Series A, 3.52%, 2/8/07                            1,000,000         1,000,000
------------------------------------------------------------------------------------------------------------------
Chabot-Las Positas, CA GOUN, Community College District,
Goldman Sachs Trust Series 2006-87Z, 3.96% 1,2                                        2,510,000         2,510,000
------------------------------------------------------------------------------------------------------------------
Clovis, CA USD GOB, P-Floats, Series PZ-42, 3.97% 1,2                                 1,510,000         1,510,000
------------------------------------------------------------------------------------------------------------------
Fontana, CA PFAU TXAL RB, PTTR, Series 707, 3.91% 1,2                                 1,990,000         1,990,000


                   7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
Irwindale, CA Community RA REF TXAL Bonds, P-Floats,
Series PT-3542, 3.91% 1,2                                                           $ 6,870,000      $  6,870,000
------------------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU Sales Tax RB, Series A, 3.45%, 2/8/07                      2,000,000         2,000,000
------------------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU Second Sub. Sales Tax RB, Series A, 3.39%, 2/5/07          2,000,000         2,000,000
------------------------------------------------------------------------------------------------------------------
Los Angeles, CA MH RB, P-Floats, Series PT-3700, 4% 1,2                               4,000,000         4,000,000
------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, 3.44%, 3/7/07                         1,500,000         1,500,000
------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, 3.46%, 3/1/07                         2,000,000         2,000,000
------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, 3.46%, 3/1/07                         1,000,000         1,000,000
------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 3.44%, 3/8/07           5,000,000         5,000,000
------------------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOUN, AUSTIN Trust Certificates,
Series BOA-109, 3.92% 1,2                                                             1,260,000         1,260,000
------------------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOUN, PTTR, Series 1442, 3.91% 1,2                                1,300,000         1,300,000
------------------------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 3.94% 1,2                                4,590,000         4,590,000
------------------------------------------------------------------------------------------------------------------
Oakland, CA USD GOUN, Municipal Securities Trust Certificates,
Series 9035, Cl. A, 3.90% 1,2                                                         4,000,000         4,000,000
------------------------------------------------------------------------------------------------------------------
Orange Cnty., CA Apt. Development RB, Hidden Hills Project, Series C, 3.75% 2         5,700,000         5,700,000
------------------------------------------------------------------------------------------------------------------
Orange Cnty., CA Apt. Development RRB, Riverbend Apts.
Issue B of 1999, 3.75% 2                                                              6,250,000         6,250,000
------------------------------------------------------------------------------------------------------------------
Pasadena, CA COP, CAB, Conference Center, PTTR, Series 1464, 3.94% 1,2                1,200,000         1,200,000
------------------------------------------------------------------------------------------------------------------
Regents of University of CA RRB, Series 2003A, 5%, 5/15/07                            2,000,000         2,011,459
------------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA HAU MH RRB, Tyler Springs Apts., Series 1999C, 3.75% 2            2,050,000         2,050,000
------------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series A, 3.42%, 3/7/07             1,000,000         1,000,000
------------------------------------------------------------------------------------------------------------------
San Diego, CA Sewer RB, SGMSTR Series SG 14, 3.91% 1,2                                3,955,000         3,955,000
------------------------------------------------------------------------------------------------------------------
San Diego, CA USD GOUN, AUSTIN Trust Certificates Series BOA-110, 3.92% 1,2           1,000,000         1,000,000
------------------------------------------------------------------------------------------------------------------
San Diego, CA USD GOUN, P-Floats, Series PT-3724, 3.91% 1,2                           2,000,000         2,000,000
------------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water RRB, MERLOTS
Series 2003 B20, 3.93% 1,2                                                            6,975,000         6,975,000
------------------------------------------------------------------------------------------------------------------
San Joaquin Delta Community College District, CA GOUN
Municipal Securities Trust Certificates, Cl. A, Series 3020, 3.96% 1,2               10,925,000        10,925,000
------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor Agency RRB,
Goldman Sachs Trust Series 2006-90TPZ, 3.94% 1,2                                      2,130,000         2,130,000
------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor Agency RRB,
Goldman Sachs Trust Series 2006-91TPZ, 3.94% 1,2                                      1,150,000         1,150,000
------------------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA FAU Lease RB, Housing Authority Office Project,
Series 2004A, 3.79% 2                                                                 3,420,000         3,420,000
------------------------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, P-Floats, Series PZ-43, 3.96% 1,2                       4,880,000         4,880,000
------------------------------------------------------------------------------------------------------------------
Ventura Cnty., CA PFAU Lease RB, 3.41%, 3/5/07                                        2,300,000         2,300,000
------------------------------------------------------------------------------------------------------------------
Ventura Cnty., CA PFAU Lease RB, 3.45%, 2/7/07                                        1,000,000         1,000,000
                                                                                                      -----------
                                                                                                      181,756,259


                   8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--8.1%
PR CMWLTH GOUN, Trust Receipts, Series 2005-F2, 4.03% 1,2                           $ 8,725,000      $  8,725,000
------------------------------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU RB, MSTFC Series 2006-1534, 3.92% 1,2                    2,000,000         2,000,000
------------------------------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU RB, Tender Option Trust Certificates,
Series 2005 Z-6, 3.97% 1,2                                                            2,905,000         2,905,000
------------------------------------------------------------------------------------------------------------------
PR Municipal Finance Agency RB, Series A, 4%, 8/1/07                                    500,000           501,688
------------------------------------------------------------------------------------------------------------------
PR Public Buildings Education HFAU RRB, Series M, 5.50%, 7/1/07                       1,200,000         1,212,335
                                                                                                     -------------
                                                                                                       15,344,023

------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $197,100,282)                                           104.6%      197,100,282
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                      (4.6)       (8,709,191)
                                                                                    ------------------------------
NET ASSETS                                                                                100.0%     $188,391,091
                                                                                    ==============================


FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC        ABN AMRO Munitops Certificates
CAB         Capital Appreciation Bond
CMWLTH      Commonwealth
COP         Certificates of Participation
EDFAU       Economic Development Finance
            Authority
FAU         Finance Authority
GOB         General Obligation Bonds
GOUN        General Obligation Unlimited Nts.
HAU         Housing Authority
HFA         Housing Finance Agency/Authority
HFAU        Health Facilities Authority
HFFAU       Health Facilities Finance Authority
I&E         Infrastructure and Economic
IDV         Industrial Development
MERLOTS     Municipal Exempt Receipts Liquidity
            Option Tender
MH          Multifamily Housing
MSTFC       Morgan Stanley & Co., Inc. Trust Floater
            Certificates
MTAU        Metropolitan Transportation Authority
P-Floats    Puttable Floating Option Tax Exempt
            Receipts
PCFAU       Pollution Control Finance Authority
PFAU        Public Finance Authority
PTTR        Puttable Tax Exempt Receipts
PUC         Public Utilities Commission
RA          Redevelopment Agency/Authority
RB          Revenue Bonds
REF         Refunding
RRB         Revenue Refunding Bonds
SCDAU       Statewide Communities Development
            Authority
SGMSTR      Societe Generale, NY Branch Municipal
            Security Trust Receipts
SWD         Solid Waste Disposal
TS          Tobacco Settlement
TXAL        Tax Allocation
USD         Unified School District


1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $102,155,000 or 54.22% of the Trust's net assets as of December 31, 2006.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2006. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2006
------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (cost $197,100,282)--see accompanying statement of investments          $ 197,100,282
------------------------------------------------------------------------------------------------------------
Cash                                                                                                135,189
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                          1,476,995
Other                                                                                                15,064
                                                                                              --------------
Total assets                                                                                    198,727,530

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                            10,200,000
Service plan fees                                                                                    98,886
Shareholder communications                                                                            6,649
Trustees' compensation                                                                                5,032
Transfer and shareholder servicing agent fees                                                         4,461
Shares of beneficial interest redeemed                                                                  500
Other                                                                                                20,911
                                                                                              --------------
Total liabilities                                                                                10,336,439

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    $ 188,391,091
                                                                                              ==============

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                               $ 188,385,103
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                          5,988
                                                                                              --------------
NET ASSETS--applicable to 188,366,380 shares of beneficial interest outstanding               $ 188,391,091
                                                                                              ==============

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                      $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $ 3,472,136

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         487,348
--------------------------------------------------------------------------------
Service plan fees                                                       194,649
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                            24,938
--------------------------------------------------------------------------------
Shareholder communications                                                9,832
--------------------------------------------------------------------------------
Trustees' compensation                                                    3,493
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 481
--------------------------------------------------------------------------------
Other                                                                    23,678
                                                                    ------------
Total expenses                                                          745,169
Less reduction to custodian expenses                                       (267)
                                                                    ------------
Net expenses                                                            744,902

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,727,234

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                         35,510

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 2,762,744
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS              YEAR
                                                                                           ENDED             ENDED
                                                                               DECEMBER 31, 2006          JUNE 30,
                                                                                     (UNAUDITED)              2006
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $   2,727,234     $   4,159,759
-------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                         35,510            42,239
                                                                                   --------------------------------
Net increase in net assets resulting from operations                                   2,762,744         4,201,998

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                  (2,727,234)       (4,159,759)
-------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                     (63,507)               --

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions             6,354,371        16,160,365

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase                                                                         6,326,374        16,202,604
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  182,064,717       165,862,113
                                                                                   --------------------------------
End of period                                                                      $ 188,391,091     $ 182,064,717
                                                                                   ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                YEAR
                                                     ENDED                                                               ENDED
                                         DECEMBER 31, 2006                                                             JUNE 30,
                                               (UNAUDITED)         2006         2005         2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00     $   1.00     $   1.00     $   1.00       $   1.00       $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain            .02 1        .02 1        .01 1         -- 2          .01            .01
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.02)        (.02)        (.01)          -- 2         (.01)          (.01)
Distributions from net realized gain                    -- 2         --           --           --             --             -- 2
                                                  ----------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         (.02)        (.02)        (.01)          -- 2         (.01)          (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   1.00     $   1.00     $   1.00     $   1.00       $   1.00       $   1.00
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        1.44%        2.27%        1.13%        0.21%          0.52%          0.89%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $188,391     $182,065     $165,862     $139,892       $152,856       $154,653
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $193,384     $184,956     $148,312     $149,559       $156,348       $164,278
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 2.80%        2.25%        1.11%        0.21%          0.52%          0.89%
Total expenses                                        0.76% 5      0.76% 6      0.77% 5      0.78% 5,6      0.76% 5,6      0.77% 5,6

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary reimbursement of expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc.
(OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

      During the fiscal year ended June 30, 2006, the Trust utilized $8,254 of capital loss carryfoward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds


                   14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   15 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
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2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED DECEMBER 31, 2006          YEAR ENDED JUNE 30, 2006
                                SHARES                    AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
Sold                                286,502,443    $ 286,502,443      567,108,511    $ 567,108,511
Dividends and/or
distributions reinvested              2,685,429        2,685,429        4,048,435        4,048,435
Redeemed                           (282,833,501)    (282,833,501)    (554,996,581)    (554,996,581)
                                  -----------------------------------------------------------------
Net increase                          6,354,371    $   6,354,371       16,160,365    $  16,160,365
                                  =================================================================

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3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of average net assets as shown in the following table:

                 FEE SCHEDULE
                 -----------------------------------------
                 Up to $250 million                 0.500%
                 Next $250 million                  0.475
                 Next $250 million                  0.450
                 Next $250 million                  0.425
                 Over $1 billion                    0.400

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ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

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TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the six months ended December 31, 2006, the Trust paid $24,044 to SSI for services to the Trust.

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SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

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WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.


                   16 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

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4. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Trust's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in OFI's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of December 31, 2006, OFI has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Trust's financial statements. OFI will continue to monitor the Trust's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, OFI does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   17 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

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The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   18 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

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Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Trust and the Manager, (iii) the fees and expenses of the Trust, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Trust grows and whether fee levels reflect these economies of scale for Trust investors and (vi) other benefits to the Manager from its relationship with the Trust. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Trust and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Trust with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Trust policies and procedures and adherence to the Trust's investment restrictions. The Manager is responsible for providing certain administrative services to the Trust as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Trust; compiling and maintaining records with respect to the Trust's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Trust for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Trust's shares. The Manager also provides the Trust with office space, facilities and equipment.


                   19 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
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      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board took account of the fact that the Manager has had over twenty-five years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Trust. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Cameron Ullyatt and the Manager's Money Market investment team and analysts. Mr. Ullyatt has been the portfolio manager of the Trust since July 2006. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Trust and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Trust benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE TRUST. During the year, the Manager provided information on the investment performance of the Trust and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load California tax exempt money market funds. The Board noted that the Trust's one-year, three-year, five-year and ten-year performance were below its peer group median. The Board noted, however, that on an expense adjusted basis the Trust outperformed its peer group median for the one-year, three-year and ten-year periods.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Trust's investment adviser, including the costs associated with the personnel and systems necessary to manage the Trust, and information regarding the Manager's profitability from its relationship with the Trust. The Board reviewed the fees paid to the Manager and the other expenses borne by the Trust. The Board also evaluated the comparability of the fees charged and the services provided to the Trust to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Trust, other California tax-exempt money market, other New York tax-exempt money market funds and other funds with comparable asset levels and distribution features. The Board


                   20 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST noted that the Manager has agreed to voluntarily assume certain expenses of the Trust in any fiscal year that exceeds 0.80% of the Trust's average annual net assets. Additionally, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time. The Board noted that the Trust's contractual and actual management fees are higher than its peer group median. The Board also noted, the Manager's assertion that there is significant compression in the expense rankings and that the Trust's total expenses are only four basis points above the peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Trust, whether those economies of scale benefit the Trust's shareholders and the current level of Trust assets in relation to the Trust's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Trust grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   21 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007